UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-23089

IDX Funds

(Exact name of registrant as specified in charter)

2201 E. Camelback Road, Suite 605

Phoenix, AZ 85016

(Address of Principal Executive Offices)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

Bo J. Howell

FinTech Law, LLC

6224 Turpin Hills Dr.

Cincinnati, OH 45244

Registrant's telephone number, including area code: (877) 244-6235

Date of fiscal year end: 12/31/2023

Date of reporting period: 06/30/2023

Item 1. Reports to Stockholders.

IDX FUNDS

IDX Risk-Managed Bitcoin Strategy Fund

INSTITUTIONAL CLASS (BTIDX)

IDX Commodity Opportunities Fund

INSTITUTIONAL CLASS (COIDX)

SEMI-ANNUAL REPORT

JUNE 30, 2023

Dear Investor,

During the first half of 2023, Bitcoin saw a dramatic price increase which saw it up over 70% at one point. This was driven by sudden technical buying early in the year (in the first part of January) and then again in the first 2 weeks of March. In both instances, the moves were characterized by exogenous, non-market factors such as large exchanges deciding to convert their treasury holdings into Bitcoin to insulate from stablecoin risk. As a result, a momentum-based approach, such as the one used by the IDX Risk-Managed Bitcoin Strategy Fund (BTIDX) (the "Fund"), was not able to capture these price moves.

For the six months ended June 30, 2023, the ICE BofA SOFR Overnight Rate Index, the Fund's primary benchmark, was up 2.42%, while the CME CF Bitcoin Reference Rate (BRR), the Fund's secondary benchmark, was up over 81.62% versus -2.76% for BTIDX. While this is a disappointing result for the Fund, it remains a reality of investing in an asset which, at times, can be dominated by non-market factors. While our momentum-based methodology presumes that markets will be driven by more normal factors over time, the reality remains that, in certain periods, non-market factors such as regulatory changes can have a disproportionate impact on this market in particular in a way that no model could predict.

As we look to move forward and away from a difficult time for digital asset markets we are encouraged by the fundamentals for the sector as a whole. It’s also important to understand that while the YTD performance of Bitcoin is very strong, it is coming off of a very low base (which happened to bottom at the end of 2022), therefore amplifying the “rebound” effect. Since inception, the Fund has navigated an extremely difficult environment for Bitcoin in a manner that has preserved more capital than a long-only approach with lower volatility.

Thank you for your support,

Ben McMillan	Joshua Myers
Chief Investment Officer	Head of Research/Trading

An investment in the Fund involves risk, including the possible loss of investment capital. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

The IDX Risk Managed Bitcoin Strategy Fund is distributed by Foreside Fund Services, LLC.

Must be accompanied or preceded by a current prospectus.

IDX Funds	SEMI-ANNUAL REPORT

IDX Risk-Managed Bitcoin Strategy Fund

Investment Highlights (Unaudited)

June 30, 2023

The primary investment objective of the Fund is to seek long-term capital appreciation.

The Fund’s performance figures* for each of the periods ending June 30, 2023, as compared to its benchmark:

	6 Months (a)	1 Year (a)	Since Inception (a) (b)
IDX Risk-Managed Bitcoin Strategy Fund	(2.76)%	(16.99)%	(22.56)%
ICE BofA SOFR Overnight Rate Index**	2.42%	3.91%	2.54%
CME CF Bitcoin Reference Rate (BRR) ***	81.62%	58.79%	(30.59)%

Comparison of the Change in Value of a $100,000 Investment | November 17, 2021 - June 30, 2023

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are averaged. For performance information current to the most recent month-end, please call (877) 244-6235.

The annual net operating expense ratio as provided in the Prospectus dated April 28, 2023 was 2.50% for Institutional class shares. The Fund’s adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until April 30, 2024, to ensure that total annual Fund operating expenses after fee waiver and/or reimbursement (exclusive of interest, borrowing expenses, distribution fees pursuant to Rule 12b-1 plan, Shareholder service fees pursuant to a shareholder service plan, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, litigation expenses, and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund's business) will not exceed 2.49% of average daily net assets. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. The Fund’s total returns would have been lower had the adviser not waived a portion of the Fund’s expenses. The Fund’s Institutional class shares total gross annual operating expense, before waivers and reimbursements, was 2.91%.

**	ICE BofA SOFR Overnight Rate Index tracks the performance of a synthetic asset paying SOFR to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

***	CME CF Bitcoin Futures Reference Rate (BRR) is a daily reference rate of the U.S. dollar price of one bitcoin as of 4 p.m. London time. Each day, the BRR aggregates the trade flow of major bitcoin spot exchanges during a specific one-hour calculation window. This one-hour window is then partitioned into 12, five-minute intervals, where the BRR is calculated as the equally-weighted average of the volume-weighted medians of all 12 partitions.

Top Ten Long Portfolio Holdings	(% of Net Assets) (c)
United States Treasury Bills
Maturity Date March 24, 2024	52.80%
First American Government Obligations Fund
Money Market Portfolio, Class X	69.20%
TOTAL:	122.00%

Potfolio Allocation	(% of Net Assets) (c)
U.S. Government & Agencies	69.20%
Money Market Funds	52.80%
Other Assets in Excess of Liabilities	-22.00%
TOTAL:	100.00%

(a)	Returns are based on traded NAVs; annualized for period greater than a year.
(b)	Since inception performance based on Inception date; the IDX Risk-Managed Bitcoin Strategy Fund commenced operations on November 17, 2021.
(c)	Based on market value.

See Consolidated Schedule of Investments for a more detailed breakdown of the Fund's assets.

IDX Funds

IDX Risk-Managed Bitcoin Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES - 52.80%
	NATIONAL GOVERNMENT - 52.80%
12,000,000	United States Treasury Bills (a) (b) (d)	5.103	3/21/2024	$11,553,486

	TOTAL U.S. GOVERNMENT & AGENCIES - (Cost $11,612,724)			11,553,486

	SHORT TERM INVESTMESTS - 69.20%
	MONEY MARKET FUNDS - 69.20%
15,136,700	First American Government Obligations Fund, Class X (c)	5.015		15,136,700

	TOTAL SHORT TERM INVESTMESTS - (Cost $15,136,700)			15,136,700

	TOTAL INVESTMENTS - 122.00% - (Cost $26,749,425)			26,690,186
	LIABILITIES IN EXCESS OF OTHER ASSETS - (22.00%) (e)			(4,821,791)
	NET ASSETS - 100.00%			$21,868,395

(a)	Security exceeds 25% of the Fund's total investments. For further information on this security, available upon request at no charge, please contact the Fund's shareholder servicing agent at (877) 244-6235.
(b)	Non-income producing security.
(c)	Variable rate security; the rate shown represents the seven day effective yield at June 30, 2023.
(d)	Treasury Bill has a zero coupon rate. The rate presented is the annualized effective yield at June 30, 2023.
(e)	Deposits with broker pledged as collateral for derivative contracts.

The accompanying notes are an integral part of these consolidated financial statements.

IDX Funds

IDX Risk-Managed Bitcoin Strategy Fund

CONSOLIDATED SCHEDULE OF OPEN FUTURES CONTRACTS (Unaudited)

June 30, 2023

	Number of Contracts	Expiration Date	Current Notional Amount	Unrealized Appreciation	Unrealized (Depreciation)
PURCHASE CONTRACTS
CME Bitcoin Futures (a) (b)	72.00	7/21/2023	$11,044,800	$36,267	$-
TOTAL PURCHASE CONTRACTS				36,267	-

TOTAL FUTURES CONTRACTS				$36,267	$-

NET UNREALIZED APPRECIATION					$36,267

(a)	Chicago Mercantile Exchange (‘’CME’’) futures contracts settle on their respective maturity date. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s Consolidated Statements of Assets and Liabilities.

(b)	All or a portion of this investment is a holding of IDX Risk-Managed Bitcoin Strategy Subsidiary.

The accompanying notes are an integral part of these consolidated financial statements.

Dear Investor,

For the first half of 2023, the IDX Commodity Opportunities Fund (COIDX) (the "Fund"), has been relatively defensively positioned (and therefore lower volatility) relative to commodities, as an asset class, as well as managed futures funds (which typically trade the commodities complex). The Fund is designed to be (i) commodities-focused over time and (ii) risk-managed in its approach, seeking only to participate (either long or short) when trends in commodities (or commodity-related equities) are the most robust and that has been apparent in its posture so far this year.

While the commodities complex hasn’t demonstrated sufficient momentum (in either direction) for the Fund to capitalize on, we remain encouraged by the posturing this year in which the broad, long-only, commodity indices were down over 10% at one point (as compared to less than 3% drawdown for COIDX). During the six months ended June 30, 2023, the Fund returned -1.11% while its primary benchmark, the ICE BofA SOFR Overnight Rate Index, returned 2.42% and its secondary benchmark, the SGA CTA Index, returned 0.07%.

Our strategy is built on the foundational belief that “you can invest for the path or the destination but not both”; and by investing for the path through trend- and momentum-based methods we believe our Fund can serve as a valuable complement to strategic risk-asset positions.

As we look at the road ahead for investors we are extremely bullish on commodities as an asset class and a long/short approach as the prudent way to gain exposure. Against the context of structural inflation pressures (e.g., onshoring, demographics, etc.) and geopolitical risks we believe investors can not afford to ignore commodities as a core asset for the future. We expect our Fund will deliver exposure with superior risk/return characteristics.

Thank you for your support,

Ben McMillan	Joshua Myers
Chief Investment Officer	Head of Research/Trading

An investment in the Fund involves risk, including the possible loss of investment capital. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

The IDX Risk Managed Bitcoin Strategy Fund is distributed by Foreside Fund Services, LLC.

Must be accompanied or preceded by a current prospectus.

IDX Funds	SEMI-ANNUAL REPORT

IDX Commodity Opportunities Fund

Investment Highlights (Unaudited)

June 30, 2023

The primary investment objective of the Fund is to seek total return, which includes long-term capital appreciation.

The Fund’s performance figures* for each of the periods ending June 30, 2023, as compared to its benchmark:

	6 Months (a)	Since Inception (a) (b)
IDX Commodity Opportunities Fund	(1.11)%	(1.90)%
ICE BofA SOFR Overnight Rate Index**	2.42%	3.08%
SGA CTA Index ***	0.07%	(5.17)%

Comparison of the Change in Value of a $100,000 Investment | November 1, 2022 - June 30, 2023

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are averaged. For performance information current to the most recent month-end, please call (877) 244-6235.

The annual net operating expense ratio as provided in the Prospectus dated April 28, 2023 was 1.84% for Institutional class shares. The Fund’s adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until April 30, 2024, to ensure that total annual Fund operating expenses after fee waiver and/or reimbursement (exclusive of interest, borrowing expenses, distribution fees pursuant to Rule 12b-1 plan, Shareholder service fees pursuant to a shareholder service plan, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, litigation expenses, and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Funds’ business) will not exceed 1.79% of average daily net assets. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. The Fund’s total returns would have been lower had the adviser not waived a portion of the Fund’s expenses. The Fund’s Institutional class shares total gross annual operating expense, before waivers and reimbursements, was 3.63%.

**	ICE BofA SOFR Overnight Rate Index tracks the performance of a synthetic asset paying SOFR to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

***	The SGA CTA Index provides the market with a reliable daily performance benchmark of major commodity trading advisors (CTAs). The SG CTA Index calculates the daily rate of return for a pool of CTAs selected from the larger managers that are open to new investment. Selection of the pool of qualified CTAs used in construction of the Index will be conducted annually, with re-balancing on January 1st of each year.

Top Ten Long Portfolio Holdings	(% of Net Assets) (c)
First American Government Obligations Fund
Money Market Portfolio, Class X	70.75%
Invesco Senior Loan ETF	3.89%
SPDR Bloomberg 1-3 Month T-Bill ETF	3.78%
Pimco 0-5 Year High Yield Corp Bond ETF	3.75%
SPDR S&P 500 ETF Trust
Expiration Date: September 15, 2023, Exercise Price: $420.00	0.22%
CBOE Market Volatility Index
Expiration Date: August 16, 2023, Exercise Price: $20.00	0.03%
Expiration Date: August 16, 2023, Exercise Price: $23.00	0.02%
TOTAL:	82.44%

Potfolio Allocation	(% of Net Assets) (c)
Money Market Funds	70.75%
Exchange Traded Funds	11.42%
Purchased Options	0.27%
Other Assets in Excess of Liabilities	17.56%
TOTAL:	100.00%

(a)	Returns are based on traded NAVs; annualized for periods greater than a year.
(b)	Since inception performance based on Inception date; the IDX Commodity Opportunities Fund commenced operations on November 1, 2022.
(c)	Based on market value.

See Consolidated Schedule of Investments for a more detailed breakdown of the Fund's assets.

IDX Funds

IDX Commodity Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 11.42%
	CORPORATE - 7.64%
90,000	Invesco Senior Loan ETF	$1,893,150
20,000	Pimco 0-5 Year High Yield Corp Bond ETF	1,823,000

		3,716,150
	GOVERNMENT - 3.78%
20,000	SPDR Bloomberg 1-3 Month T-Bill ETF	1,836,500

	TOTAL EXCHANGE TRADED FUNDS - (Cost $5,503,078)	5,552,650

Number of Contracts		Cost Basis	Notional Amount	Fair Value
	PURCHASED OPTIONS - 0.27%
	CALL OPTIONS - 0.05%
	CBOE Market Volatility Index
150	Expiration Date: August 16, 2023, Exercise Price: $20.00 (a) (e)	71,828	203,850	15,825
100	Expiration Date: August 16, 2023, Exercise Price: $23.00 (a) (e)	35,615	135,900	7,550

				23,375
	PUT OPTIONS - 0.22%
	SPDR S&P 500 ETF Trust
300	Expiration Date: September 15, 2023, Exercise Price: $420.00 (a) (e)	391,707	13,298,400	107,400

	TOTAL PURCHASED OPTIONS - (Cost $499,150)			130,775

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	SHORT TERM INVESTMESTS - 70.75%
	MONEY MARKET FUNDS - 70.75%
34,414,995	First American Government Obligations Fund, Class X (b) (c)	5.015		34,414,995

	TOTAL SHORT TERM INVESTMESTS - (Cost $34,414,995)			34,414,995

	TOTAL INVESTMENTS - 82.44% - (Cost $40,417,223)			40,098,420
	OTHER ASSETS IN EXCESS OF LIABILITIES - 17.56% (d)			8,544,075
	NET ASSETS - 100.00%			$48,642,495

(a)	Non-income producing security.
(b)	Security exceeds 25% of the Fund's total investments. For further information on this security, available upon request at no charge, please contact the Fund's shareholder servicing agent at (877) 244-6235.
(c)	Variable rate security; the rate shown represents the seven day effective yield at June 30, 2023.
(d)	Deposits with broker pledged as collateral for derivative contracts.
(e)	Security held in connection with a written option contract. See the Consolidated Schedule of Written Options for further information.

The accompanying notes are an integral part of these consolidated financial statements.

IDX Funds

IDX Commodity Opportunities Fund

CONSOLIDATED SCHEDULE OF OPEN FUTURES CONTRACTS (Unaudited)

June 30, 2023

	Number of Contracts	Expiration Date	Current Notional Amount	Unrealized Appreciation	Unrealized (Depreciation)
PURCHASE CONTRACTS
E-mini Nasdaq 100 Futures (b)	5.00	9/15/2023	$1,533,700	$35,247	$-
Chicago SRW Wheat Futures (a) (e)	39.00	9/15/2023	1,269,450	-	(170,240)
Coffee Futures (c) (e)	46.00	9/15/2023	2,742,750	-	(308,427)
Corn Futures (a) (e)	50.00	12/15/2023	1,236,875	-	(195,181)
Cotton Futures (c) (e)	62.00	12/29/2023	2,491,470	49,443	-
Gold Futures (b) (e)	37.00	8/29/2023	7,138,780	-	(86,277)
Lean Hog Futures (b) (e)	98.00	8/18/2023	3,629,920	98,433	-
Live Cattle Futures (b) (e)	103.00	8/31/2023	7,299,610	239,947	-
No. 11 Sugar Futures (c) (e)	18.00	10/27/2023	459,446	-	(34,118)
Silver Futures (b) (e)	17.00	9/29/2023	16,436,280	30,395	-
Soybean Futures (a) (e)	21.00	11/17/2023	1,410,413	26,995	-
TOTAL PURCHASE CONTRACTS				480,460	(794,243)

SALE CONTRACTS
US Treasury Bond Futures (a)	(8.00)	9/20/2023	(1,015,250)	-	(8,636)
Brent Crude Last Day Futures (c) (e)	(2.00)	9/15/2023	(150,820)	-	(4,803)
Copper Futures (b) (e)	(7.00)	9/29/2023	(657,913)	24,923	-
Crude Oil Futures (d) (e)	(3.00)	8/18/2023	(211,920)	-	(6,546)
Henry Hub Natural Gas Futures (d) (e)	(20.00)	8/25/2023	(559,600)	-	(18,240)
TOTAL SALES CONTRACTS				24,923	(38,225)

TOTAL FUTURES CONTRACTS				$505,383	$(832,468)

NET UNREALIZED DEPRECIATION					$(327,085)

(a)	Chicago Board of Trade ("CBOT") futures contracts settle on their respective maturity date. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s Consolidated Statements of Assets and Liabilities.

(b)	Chicago Mercantile Exchange (‘’CME’’) futures contracts settle on their respective maturity date. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s Consolidated Statements of Assets and Liabilities.

(c)	ICE Futures U.S., Inc. ("ICE") futures contracts settle on their respective maturity date. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s Consolidated Statements of Assets and Liabilities.

(d)	New York Mercantile Exchange (‘’NYME’’) futures contracts settle on their respective maturity date. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s Consolidated Statements of Assets and Liabilities.

(e)	All or a portion of this investment is a holding of IDX Commodity Subsidiary.

The accompanying notes are an integral part of these consolidated financial statements.

IDX Funds

IDX Commodity Opportunities Fund

CONSOLIDATED SCHEDULE OF WRITTEN OPTIONS (Unaudited)

June 30, 2023

	Number of Contracts (a)	Current Notional Amount	Fair Value
WRITTEN OPTIONS
Written Call Options
CBOE Market Volatility Index
Expiration Date: August 16, 2023, Exercise Price: $60.00	(100.00)	$(135,900)	$(600)
			(600)

Written Put Options
SPDR S&P 500 ETF Trust
Expiration Date: September 15, 2023, Exercise Price: $360.00	(300.00)	(13,298,400)	(21,750)
			(21,750)

Total Written Options (Premiums received $96,961)			$(22,350)

CBOE - Chicago Board Options Exchange
ETF - Exchange Traded Fund
(a) 100 shares per contract

The accompanying notes are an integral part of these consolidated financial statements.

IDX Funds
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2023

	IDX Risk-Managed Bitcoin Strategy Fund	IDX Commodity Opportunities Fund
ASSETS
Investments at cost:	$26,749,425	$40,417,223
Investments at value:	26,690,186	$40,098,420
Deposit with brokers for derivative instruments	4,590,043	8,750,416
Receivables
Dividends and interest receivable	84,424	121,736
Unrealized appreciation of open futures contracts	36,267	505,383
Prepaid expenses and other assets	158,164	84,663
TOTAL ASSETS	31,559,084	49,560,618

LIABILITIES
Payables and accrued liabilities:
Written option contracts, at value (Premiums received $96,961)	-	22,350
Unrealized depreciation of open futures contracts	-	832,468
Payable for investments purchased	9,524,853	-
Interest payable	104,204	-
Due to advisor	35,976	35,274
Payable to related parties	7,210	10,472
Shareholder servicing payable	3,712	3,550
Accrued expenses and other liabilities	14,734	14,009
TOTAL LIABILITIES	9,690,689	918,123
NET ASSETS	$21,868,395	$48,642,495

Net Assets Consist Of:
Paid in capital	$22,480,160	$49,282,471
Accumulated loss	(611,765)	(639,976)
NET ASSETS	$21,868,395	$48,642,495

Net Asset Value Per Share:
Net assets	$21,868,395	$48,642,495
Shares outstanding (unlimited number of shares
authorized with no par value)	3,442,391	4,957,829
Net asset value, redemption price and offering
price per share	$6.35	$9.81

The accompanying notes are an integral part of these consolidated financial statements.

IDX Funds

CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited)

	IDX Risk-Managed Bitcoin Strategy Fund		IDX Commodity Opportunities Fund
	Period Ended 6/30/2023		Period Ended 6/30/2023
INVESTMENT INCOME
Interest	$318,837		$-
Dividends	134,720		433,901
TOTAL INVESTMENT INCOME	453,557		433,901

EXPENSES
Investment advisory fees	231,095		180,936
Shareholder servicing fees	17,419		18,064
Interest expense	136,080		-
Accounting and administrative fees	36,200		36,200
Transfer agent fees	12,228		12,173
Reporting fees	2,652		2,947
Custodian fees	7,140		7,140
Compliance officer fees	12,132		12,497
Insurance fees and expenses	6,196		6,377
Trustee fees and expenses	18,819		19,393
Professional fees	20,727		20,727
Other expenses	19,200		16,956
TOTAL EXPENSES	519,888		333,410
Investment advisory fees reimbursed	(58,478	)(1)	-
Investment advisory fees waived	(77,442)		(97,282)
TOTAL NET EXPENSES	383,968		236,128

NET INVESTMENT INCOME / (LOSS)	69,589		197,773

REALIZED AND UNREALIZED GAIN / (LOSS) ON INVESTMENTS,
OPTIONS AND FUTURES
Net realized gain/loss from:
Investments	(70,109)		(275,992)
Futures contracts	(521,143)		77,693
Net realized loss	(591,252)		(198,299)

Net change in unrealized appreciation/(depreciation) on:
Investments	(40,065)		(271,643)
Written options	-		74,611
Futures contracts	36,267		(349,048)
Net change in unrealized depreciation:	(3,798)		(546,080)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS,
OPTIONS AND FUTURES	(595,050)		(744,379)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(525,461)		$(546,606)

(1)	The Funds' investment adviser, IDX Advisors, LLC, reimbursed the IDX Risk-Managed Bitcoin Strategy Fund for disallowed platform fee expenses incurred during the fiscal year ended December 31, 2022.

The accompanying notes are an integral part of these consolidated financial statements.

IDX Funds

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	IDX Risk-Managed Bitcoin Strategy Fund		IDX Commodity Opportunities Fund
	(Unaudited) Period Ended 6/30/2023	Year Ended 12/31/2022	(Unaudited) Period Ended 6/30/2023	Period Ended 12/31/2022 (1)
FROM OPERATIONS
Net investment income / (loss)	$69,589	$(919,339)	$197,773	$31,225
Net realized gain / (loss) from:
Investments	(70,109)	(475,173)	(275,992)	(68,712)
Written options	-	-	-	1,350
Securities sold short	-	440,729	-	-
Futures contracts	(521,143)	(27,082,083)	77,693	(5,793)
Net change in unrealized appreciation / (depreciation) on:
Investments	(40,065)	20,556	(271,643)	(47,160)
Written options	-	-	74,611	-
Securities sold short	-	(40,123)	-	-
Futures contracts	36,267	-	(349,048)	21,963
Net increase / (decrease) in net assets resulting from operations	(525,461)	(28,055,433)	(546,606)	(67,127)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	-	-	-	(32,120)
Net decrease in net assets from distributions to shareholders	-	-	-	(32,120)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:	10,841,882	98,779,398	43,798,983	18,101,197
Net asset value of shares issued in reinvestment
of distributions to shareholders:	-	-	-	32,120
Payments for shares redeemed:	(14,484,292)	(76,919,593)	(10,825,228)	(1,818,724)
Net increase / (decrease) in net assets from shares of beneficial interest	(3,642,410)	21,859,805	32,973,755	16,314,593

TOTAL INCREASE / (DECREASE) IN NET ASSETS	(4,167,871)	(6,195,628)	32,427,149	16,215,346

NET ASSETS
Beginning of year/period	26,036,266	32,231,894	16,215,346	-
End of year/period	$21,868,395	$26,036,266	$48,642,495	$16,215,346

SHARE ACTIVITY
Institutional Class:
Shares sold	1,666,039	11,553,767	4,413,133	1,813,804
Shares reinvested	-	-	-	3,238
Shares redeemed	(2,209,270)	(10,765,224)	(1,090,016)	(182,330)
Net increase / (decrease) in shares of beneficial interest outstanding	(543,231)	788,543	3,323,117	1,634,712

SHARES OUTSTANDING
Beginning of year/period	3,985,622	3,197,079	1,634,712	-
End of year/period	3,442,391	3,985,622	4,957,829	1,634,712

(1)	The IDX Commodity Opportunities Fund commenced operations on November 1, 2022.

The accompanying notes are an integral part of these consolidated financial statements.

IDX Funds

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	IDX Risk-Managed Bitcoin Strategy Fund						IDX Commodity Opportunities Fund
	(Unaudited) Period Ended 6/30/2023		Year Ended 12/31/2022		Period Ended 12 /31/2021(1)		(Unaudited) Period Ended 6/30/2023		Period Ended 12 /31/2022(2)

Net Asset Value, Beginning of Year/Period	$6.53		$10.08		$10.00		$9.92		$10.00

From investment operations:
Net investment income/(loss) (3)	0.02	(10)	(0.13)		(0.04)		0.08		0.03
Net realized and unrealized gain/(loss) on investment activity	(0.20)		(3.42)		0.12		(0.19)		(0.09)
Total from investment operations	(0.18)		(3.55)		0.08		(0.11)		(0.06)

Less distributions from:
Net investment income	-		-		-		-		(0.02)
Total distributions	-		-		-		-		(0.02)

Net Asset Value, End of Year/Period	$6.35		$6.53		$10.08		$9.81		$9.92

Total Return	(5.48	)% (4)	(35.19)%		0.80	% (4)	(0.61	)% (4)	(0.61	)% (4)

Ratios/Supplemental Data:
Net Asset Value, End of Year/Period (000s)	$21,868		$26,036		$32,232		$48,642		$16,215

Ratio of net expenses to average net assets
Before waivers	4.48	%(5) (6)	2.91	% (6)	4.52	% (5) (8)	2.74	% (5) (6)	3.63	% (5) (6)
After waivers	3.81	%(5) (6)	2.50	% (6)	3.08	% (5) (8)	1.94	% (5) (6)	1.84	% (5) (6)
Ratio of net expenses to average net assets
Before waivers	3.16	%(5) (7)	2.79	% (7)	3.93	% (5) (9)	2.60	% (5) (7)	3.49	% (5) (7)
After waivers	2.49	%(5) (7)	2.39	% (7)	2.49	% (5) (9)	1.79	% (5) (7)	1.69	% (5) (7)

Ratio of net investment income/(loss) to average net assets
Before waivers	(0.07	)%(5)(6)(10)	(2.01	)% (6)	(4.51	)% (5) (8)	0.83	% (5) (6)	0.10	% (5) (6)
After waivers	0.60	%(5)(6)(10)	(1.61	) % (6)	(3.07	) % (5) (8)	1.63	% (5) (6)	1.89	% (5) (6)

Portfolio Turnover Rate	231.59	%(4)	1036.03%		231.71	% (4)	346.51	% (4)	176.26	% (4)

(1)	The Fund commenced operations on November 17, 2021.
(2)	The Fund commenced operations on November 1, 2022.
(3)	Net investment income/(loss) per share represents net investment income/(loss) divided by the daily average shares of beneficial interest outstanding through the period.
(4)	Not annualized.
(5)	Annualized.
(6)	Expenses to average net assets including shareholder servicing, interest, and dividend expense.
(7)	Expenses to average net assets excluding shareholder servicing, interest, and dividend expense.
(8)	Expenses to average net assets including interest and dividend expense.
(9)	Expenses to average net assets excluding interest and dividend expense.
(10)	Net investment income/(loss) incorporates investment advisory fee reimbursement.

The accompanying notes are an integral part of these consolidated financial statements.

IDX Funds	SEMI-ANNUAL REPORT

Notes to the Consolidated Financial Statements (Unaudited)

June 30, 2023

1.	ORGANIZATION

IDX Funds (the “Trust”) was organized on May 29, 2015, as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). Each fund is an investment company and follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies. The IDX Risk-Managed Bitcoin Strategy Fund (the "Bitcoin Fund") and the IDX Commodity Opportunities Fund (the "Commodity Fund") (individually a “Fund” and collectively the “Funds”) are each a series within the Trust. The Funds are each non-diversified funds.

The Bitcoin Fund’s primary investment objective seeks long-term capital appreciation. In order to achieve their investment objective, the Fund seeks long-term capital appreciation through actively managed exposure to bitcoin futures contracts. The Fund does not invest in bitcoin or other digital assets directly or through other funds. Additionally, the Fund does not invest in, or seek exposure to, the current “spot” or cash price of Bitcoin.

The Commodity Fund’s primary investment objective seeks total return, which includes long-term capital appreciation. The Fund pursues its investment objective by investing globally across a wide range of asset classes, including commodities, equities, fixed income, and currencies, and may take both long and short positions in each of the asset classes or Instruments (as defined below). The Adviser expects that the Fund will predominantly invest in long and short derivative positions within commodities, but it will make strategic allocations to other asset classes as it deems appropriate. The Fund has the flexibility to shift its allocation across asset classes and markets around the world based on the investment adviser’s assessment of their relative attractiveness. This means the Fund may concentrate its investments in any one asset class or geographic region, subject to any limitations imposed by the federal securities and tax laws, including the 1940 Act.

The Funds’ investment adviser is IDX Advisors, LLC (the “Adviser”).

Wholly owned and Controlled Subsidiaries

In order to achieve their investment objectives, the Funds each invest up to 25% of their total assets (measured at the time of purchase) in wholly owned subsidiaries, IDX Bitcoin Subsidiary (“IDXBS”) and IDX Commodity Subsidiary (“IDXCS”), respectively (collectively the “Subsidiaries”); each company is incorporated under the laws of the Cayman Islands. IDXBS and IDXCS commenced operations on November 17, 2021, and November 1, 2022, respectively, each as an exempted Cayman Islands company with limited liability. The Subsidiaries act as investment vehicles in order to enter into certain investments for the Subsidiaries, consistent with their investment objectives and policies specified in the Prospectuses and Statement of Additional Information.

As of June 30, 2023, investments in the Subsidiaries represented 21.16% and 9.59% of the total net assets of Bitcoin Fund and Commodity Fund, respectively. See Note 2.

Share Classes

Each Fund has two classes of shares, Investor Class Shares, and Institutional Class Shares. The Bitcoin Fund’s Institutional Class Shares commenced operations on November 17, 2021. The Commodity Fund’s Institutional Class Shares commenced operations on November 1, 2022. The Investor Class Shares have yet to commence operations for either Fund.

Income and realized/unrealized gains or losses are allocated to each class of each Fund on the basis of the net asset value of each class in relation to the net asset value of each Fund.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

a)	Security Valuation – All investments in securities are recorded at fair value, as described in note 3.

b)	Cryptocurrency Risk - Cryptocurrency (notably, Bitcoin), often referred to as "virtual currency" or "digital currency," operates as a decentralized, peer-to-peer financial exchange and value storage that is used like money. The Bitcoin Fund may have exposure to Bitcoin, a cryptocurrency, indirectly through an investment in an investment vehicle. Cryptocurrencies operate without central authority or banks and are not backed by any government. Cryptocurrencies may experience very high volatility and related investment vehicles may be affected by such volatility. Cryptocurrency is not legal tender. Federal, state, or foreign governments may restrict the use and exchange of cryptocurrency, and regulation in the U.S. is still developing. Cryptocurrency exchanges may stop operating or permanently shut down due to fraud, technical glitches, hackers, or malware.

c)	Commodity Investments – The Commodity Fund may allocate assets among various commodity sectors (including agricultural, energy, livestock, softs (e.g., non-grain agricultural products such as coffee, sugar, cocoa, etc.) and precious and base metals). The Fund will obtain exposure to commodity sectors by investing in commodity-linked Derivatives, directly or through the Subsidiary, not through direct investments in physical commodities. Certain investments such as commodity pools are measured based upon NAV as a practical expedient to determine fair value and are not required to be categorized in the fair value hierarchy.

IDX Funds	SEMI-ANNUAL REPORT

Notes to the Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2023

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

d)	Exchange Traded Funds – The Funds may invest in Exchange Traded Funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The Funds may purchase an ETF to gain exposure to a specific asset class. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

e)	Futures Contracts - The Funds use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the reference asset. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Funds. Counterparty credit risk exists with respect to initial and variation margin deposited/paid by the Fund that is held in futures commission merchant, broker and/or clearinghouse accounts for such exchange-traded derivatives.

f)	Short Sales of Investments – The Funds may engage in short sales of securities to realize appreciation when a security that the Funds do not own declines in value. A short sale is a transaction in which a fund sells a security it does not own to a third party by borrowing the security in anticipation of purchasing the same security at the market price on a later date to close out the borrow and thus the short position. The price a fund pays at the later date may be more or less than the price at which the fund sold the security. If the price of the security sold short increases between the short sale and when the fund closes out the short sale, the fund will incur a loss, which is theoretically unlimited. The Funds will realize a gain, which is limited to the price at which the fund sold the security short if the security declines in value between those dates. Dividends on securities sold short are recorded as dividend expense for short sales in the Consolidated Statements of Operations. While the short positions are open, the Funds will post cash or liquid assets at least equal in value to the fair value of the securities should short.

Interest related to the loan is included in interest expense for short sales in the Consolidated Statements of Operations. All collateral is marked to market daily. The Funds may also be required to pledge on the books of the Funds’ additional assets for the benefit of the security and cash lender. Risk of loss may exceed amounts recognized on the Consolidated Statements of Assets and Liabilities. Short positions, if any, are reported at value and listed on the Funds’ Consolidated Schedules of Investments.

g)	Options on Securities - The Funds may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Option trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

A fund’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by the fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be affected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transactions costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer unable to affect a closing purchase transaction will not be able to sell the underlying instrument or liquidate the assets held in a segregated account, as described below, until the option expires, or the optioned instrument is delivered upon exercise. In such circumstances, the writer will be subject to the risk of market decline or appreciation in the instrument during such period.

h)	U.S. Government Securities - The Funds also invest in U.S. government securities. Risks arise from investments in U.S. government securities due to possible market illiquidity. U.S. government securities are also sensitive to changes in interest rates and economic conditions. The Funds have established procedures to actively monitor market risk and minimize credit risk, although there can be no assurance that they will, in fact, succeed in doing so.

IDX Funds	SEMI-ANNUAL REPORT

Notes to the Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2023

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

i)	Consolidation of the Subsidiaries – The Consolidated Financial Statements of the Bitcoin Fund and the Commodity Fund each include the investment activity and financial statements of IDXBS and IDXCS, respectively. All intercompany accounts and transactions have been eliminated in consolidation. Because each Fund may invest a substantial portion of its assets in its respective subsidiary, the Funds may be considered to be investing indirectly in some of those investments through its Subsidiaries. For that reason, references to the Funds may also encompass its subsidiary. The Subsidiaries will be subject to the same investment restrictions and limitations and follow the same compliance policies and procedures as the Funds when viewed on a consolidated basis. Each Fund and its subsidiary are a “commodity pool” under the U.S. Commodity Exchange Act and the Adviser is a “commodity pool operator” registered with and regulated by the Commodity Futures Trading Commission (“CFTC”). As a result, additional CFTC-mandated disclosure, reporting, and recordkeeping obligations apply with respect to each Fund and its respective subsidiary under CFTC and the U.S. Securities and Exchange Commission (the “SEC”) harmonized regulations. As of June 30, 2023, IDXBS had net assets of $4,626,314 comprising 21.16% of the net assets and IDXCS had net assets of $4,664,043 comprising 9.59% of the net assets of the Bitcoin Fund and the Commodity Fund, respectively.

j)	Non-Diversified Fund Risk – A non-diversified fund’s greater investment in a single issuer makes the Funds more susceptible to financial, economic or market events impacting such issuer. A decline in the value of or default by a single investment may have a greater negative effect than a similar decline or default by a single security in a diversified portfolio.

k)	Federal Income Taxes – The Funds have qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required. The Funds recognize tax benefits of uncertain tax positions only where the position is more-likely-than-not-to be sustained assuming examination by tax authorities.

Management has analyzed the Funds’ tax positions taken on all open tax years and expected to be taken as of and during the period ended June 30, 2023, and has concluded that the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statements of Operations. During the period ended June 30, 2023, the Funds did not incur any interest or penalties. The Funds identify its major tax jurisdictions as U.S. Federal and State of Delaware.

For tax purposes, the Funds’ Subsidiaries are exempted Cayman Islands investment companies. The Subsidiaries have received an undertaking from the Government of the Cayman Islands exempting them from all local income, profits, and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the Subsidiaries are a Controlled Foreign Corporations (“CFCs”) and as such are not subject to U.S. income tax. However, as a wholly-owned CFC, the net income and capital gain of each CFC, to the extent of its earnings and profits, will be included each year in the respective Funds’ investment company taxable income.

l)	Cash and Cash Equivalents – Cash is held with a financial institution. The assets of the Funds may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each account holder. The counterparty is generally a single bank rather than a group of financial institutions; thus, there may be a greater counterparty credit risk. The Funds place deposits only with those counterparties which are believed to be creditworthy.

m)	Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gains. See note 7.

n)	Expenses – Expenses incurred by the Trust that do not relate to a specific Fund of the Trust may be allocated equally across all Funds of the Trust, or to the individual Fund based on each Fund’s relative net assets or another basis (as determined by the Board), whichever method is deemed appropriate as stated in the Trust’s expense allocation policy. Expenses incurred specific to a particular Fund are allocated entirely to that Fund.

o)	Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase/decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

p)	Other – Investment and shareholder transactions are recorded on trade date. The Funds determines the gain or loss realized from the investment transactions by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis and includes the amortization / accretion of premiums and discounts based on effective yield. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

IDX Funds	SEMI-ANNUAL REPORT

Notes to the Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2023

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

q)	Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under the arrangement is unknown and would involve future claims against the Fund that have not yet occurred. Based on experience, the Funds expects the risk of loss to be remote.

3.	INVESTMENT VALUATIONS

Processes and Structure

The Funds’ Board of Trustees (the “Board”) has adopted guidelines for valuing investments and derivative instruments including in circumstances in which market quotes are not readily available and has delegated authority to the Valuation Designee to apply those guidelines in determining fair value prices, subject to review by the Board.

Hierarchy of Fair Value Inputs

The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
●	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities - Securities traded on a national securities exchange (or reported on the NASDAQ national market), including common stock, ETFs, and options purchased, are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American depositary receipts, financial futures, ETFs, and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Fixed Income Securities - Fixed income securities and certificates of deposit with maturities more than 60 days when acquired generally are valued using an evaluated price supplied by an independent pricing service. Inputs used by the pricing service for U.S. government and treasury securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker dealer quotes, yields, bids, offers and reference data. Agency issued debt securities, foreign issued bonds and municipal bonds are generally valued in a manner similar to U.S. government securities. Evaluations for corporate bonds are typically based on valuation methodologies such as market pricing and other analytical pricing models as well as market transactions and dealer quotations based on observable inputs. Fixed income securities are generally categorized in Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Money Market Funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1 of the fair value hierarchy.

Derivative Instruments – Listed derivative instruments that are actively traded, including futures contracts, are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Certain investments such as commodity pools are measured based upon NAV as a practical expedient to determine fair value and are not required to be categorized in the fair value hierarchy.

IDX Funds	SEMI-ANNUAL REPORT

Notes to the Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2023

3.	INVESTMENT VALUATIONS (Continued)

The following table summarizes the Bitcoin Fund’s consolidated investments and other financial instruments as of June 30, 2023:

Security Classification (a)	Level 1	Level 2	Level 3	Total
Investments
Treasury Bills (b)	$-	$11,553,486	$-	$11,553,486
Short-Term Investments (b)	15,136,700	-	-	15,136,700
Total Investments	$15,136,700	$11,553,486	$-	$26,690,186

Other Financial Instruments
Futures Contracts
Unrealized appreciation of open futures contracts	$36,267	$-	$-	$36,267
Unrealized depreciation of open futures contracts	-	-	-	-
Total Futures Contracts	36,267	-	-	36,267
Total Other Financial Instruments	$36,267	$-	$-	$36,267

(a)	As of and during the period ended June 30, 2023, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs).
(b)	All money market funds and future contracts held in the Fund are Level 1 securities. All U.S. treasury bills held in the Fund are Level 2 securities. For a detailed break-out of common stock by industry, please refer to the Consolidated Schedules of Investments.

The following table summarizes the Commodity Fund’s consolidated investments and other financial instruments as of June 30, 2023:

Security Classification (a)	Level 1	Level 2	Level 3	Total
Investments
Exchange Traded Funds (b)	$5,552,650	$-	$-	$5,552,650
Purchased Options (b)	130,775	-	-	130,775
Short-Term Investments (b)	34,414,995	-	-	34,414,995
Total Investments	$40,098,420	$-	$-	$40,098,420

Other Financial Instruments
Futures Contracts
Unrealized appreciation of open futures contracts	$505,383	$-	$-	$505,383
Unrealized depreciation of open futures contracts	(832,468)	-	-	(832,468)
Total Futures Contracts	$(327,085)	$-	$-	$(327,085)

Written Option Contracts
Written Option Contracts, at Value	$-	$(22,350)	$-	$(22,350)
Total Written Option Contracts	$-	$(22,350)	$-	$(22,350)

Total Other Financial Instruments	$(327,085)	$(22,350)	$-	$(349,435)

(a)	As of and during the period ended June 30, 2023, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs).
(b)	All equity securities, money market funds, and future contracts held in the Fund are Level 1 securities. All written option contracts held in the Fund are Level 2 securities. For a detailed break-out of common stock by industry, please refer to the Consolidated Schedule of Investments.

4.	DERIVATIVE TRANSACTIONS

The Funds may buy or sell future contracts to increase exposure to the market, hedge market exposure of an existing portfolio, or decrease overall market exposure. The Adviser may invest in futures in this way to achieve a desired portfolio exposure. The Funds currently invest only in exchange-traded futures, which are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker) and are recorded within Deposit with Brokers on the Consolidated Statements of Assets and Liabilities. During the period, the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts daily. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statements of Assets and Liabilities. When the contracts are closed or expire, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds’ basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included in the Consolidated Statements of Operations.

IDX Funds	SEMI-ANNUAL REPORT

Notes to the Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2023

4.	DERIVATIVE TRANSACTIONS (Continued)

The fair value of derivative instruments, not accounted for as hedging instruments, as reported within the Consolidated Statements of Assets and Liabilities as of June 30, 2023, for the Bitcoin Fund was as follows:

		Fair Value
Type of Derivative	Commodity Risk	Asset Derivatives	Liability Derivatives	Average Monthly Notional Value During the Period Ended June 30, 2023 (a)
Put Options Purchased	Equity - Investment at Value	$-	$-	$117,967
Future Contracts	Unrealized appreciation/depreciation of open future contracts	36,267	-	10,725,133

(a)	The Fund considers the average monthly notional amounts during the year, categorized by primary underlying risk, to be representative of its derivate activities for the period ended June 30, 2023. The Fund held purchased put options as of December 31, 2022 until their expiration in January of 2023. No other purchased option activity noted during the period ended June 30, 2023. The Fund did not engage in short future contract activity during the period ended June 30, 2023.

For the period ended June 30, 2023, financial derivative instruments had the following effect on the Consolidated Statement of Operations for the Bitcoin Fund:

Type of Derivative	Realized Gain/(Loss)	Change in Unrealized Appreciation / (Depreciation)
Put Options Purchased	$(70,109)	$23,109
Future Contracts	(521,143)	36,267
Total	$(591,252)	$59,376

The fair value of derivative instruments, not accounted for as hedging instruments, as reported within the Consolidated Statements of Assets and Liabilities as of June 30, 2023, for the Commodity Fund was as follows:

		Fair Value
Type of Derivative	Commodity Risk	Asset Derivatives	Liability Derivatives	Average Monthly Notional Value During the Period Ended June 30, 2023 (a)
Call/Put Options Purchased	Equity - Investment at Value	$130,775	$-	$1,206,763
Call/Put Options Written	Equity - Witten Options at Value	-	22,350	1,134,475
Future Contracts	Unrealized appreciation/depreciation of open future contracts	505,383	832,468	See note (a) below.

(a)	The Fund considers the average monthly notional amounts during the period, categorized by primary underlying risk, to be representative of its derivate activities for the period ended June 30, 2023. The Fund had average monthly notional value of $16,489,969 and $4,744,417 for long future contracts and short future contracts, respectively, for the period ended June 30, 2023.

For the period ended June 30, 2023, financial derivative instruments had the following effect on the Consolidated Statement of Operations for the Commodity Fund:

Type of Derivative	Realized Gain/(Loss)	Change in Unrealized Appreciation / (Depreciation)
Call/Put Options Purchased	$-	$(284,307)
Call/Put Options Written	-	74,611
Future Contracts	77,693	(349,048)
Total	$77,693	$(558,744)

5.	INVESTMENT TRANSACTIONS

For the period ended June 30, 2023, aggregate purchases, and sales of investment securities (excluding short-term investments) were as follows:

	U.S. Government Obligations		All Other
Fund	Purchases	Sales	Purchases	Sales
The Bitcoin Fund	$11,483,130	$(20,900,000)	$-	$-

The Commodity Fund	$-	$-	$20,754,580	$(19,781,046)

IDX Funds	SEMI-ANNUAL REPORT

Notes to the Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2023

6.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Funds have entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Pursuant to the Advisory Agreement, the Adviser manages the operations and investments of the Funds in accordance with their stated policies. As compensation for the investment advisory services provided to the Funds, the Adviser receives a monthly management fee equal to an annual rate of the Funds’ net assets as follows:

Fund	Management Fee Rate	Management Fees Accrued
The Bitcoin Fund	1.99%	$231,095
The Commodity Fund	1.49%	$180,936

The Adviser has entered into an Expense Limitation Agreement with the Funds under which it has agreed to waive its fees and reimburse expenses of the Funds, if necessary, in an amount that limits the Funds’ annual operating expenses (exclusive of interest, borrowing expenses, distribution fees pursuant to Rule 12b-1 plan, shareholder service fees pursuant to a shareholder service plan, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, litigation expenses, other expenditures which are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Funds’ business) to not more than 2.49% and 1.79% for the Bitcoin Fund and the Commodity Fund, respectively, through at least April 30, 2024. During the period ended June 30, 2023, the Adviser waived fees as follows:

Fund	Expense Limitation Rate	Management Fees Waived
The Bitcoin Fund	2.49%	$(77,442)
The Commodity Fund	1.79%	$(97,282)

Subject to approval by the Funds’ Board of Trustees, any waiver or reimbursement under the Expense Limitation Agreement is subject to repayment by the Funds within the three years following the date of such waiver on reimbursement, provided that the Fund can make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is repaid.

As of June 30, 2023, the cumulative unreimbursed amounts paid or waived by the Adviser on behalf of the Funds that may be recouped no later than the date stated below are as follows:

Fund	Subject to Recovery on or Before Fiscal Year Ending December 31,	Management Fees Waived Subject to Recovery
The Bitcoin Fund	2026	$(77,442)
	2025	(229,313)
	2024	(46,663)
Total:		$(353,418)

The Commodity Fund	2026	$(97,282)
	2025	(29,601)
Total:		$(126,883)

The Funds have entered into a Master Services Agreement (“Services Agreement”) with Gryphon Fund Group, LLC (“Gryphon”). Under the Services Agreement, Gryphon is responsible for a wide variety of functions, including but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Fund’s portfolio investments; (d) pricing the Fund’s shares; (e) assistance in preparing tax returns; and (f) preparation and filing of required regulatory reports. Certain officers of the Trust are also employees or officers of Gryphon. For the period ended June 30, 2023, the Bitcoin Fund and the Commodity Fund incurred fees pursuant to the Services Agreement of $48,428 and $48,373, respectively.

7.	TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized depreciation of investments on June 30, 2023, were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
The Bitcoin Fund	$26,749,425	$-	$(59,236)	$(59,236)

The Commodity Fund	$40,417,223	$49,572	$(368,375)	$(318,803)

IDX Funds	SEMI-ANNUAL REPORT

Notes to the Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2023

7.	TAX MATTERS (Continued)

The Funds’ tax basis distributable earnings are determined only at the end of each fiscal year. As of December 31, 2022, the components of accumulated loss presented on an income tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long- Term Capital Gains	Other Accumulated Earnings / (Losses)	Net Unrealized Depreciation	Total Accumulated Loss
The Bitcoin Fund	$-	$-	$(67,130)	$(19,174)	$(86,304)

The Commodity Fund	$-	$9,112	$(6,352)	$(96,130)	$(93,370)

Undistributed income or net realized gains for financial statement purposes may differ from amounts recognized for federal income tax purposes due to differences in the recognition and characterization of income, expense, and capital gain items. The primary difference between book basis and tax basis undistributed ordinary income, undistributed long-term capital gains, unrealized appreciation/(depreciation), and other accumulated earnings relates to the tax amortization of organizational costs, deferral of losses due to wash sales, and tax adjustments related to the Funds’ investments in their Subsidiaries.

Under current law, capital losses and specified gains realized after October 31 may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. For the current period, the Funds did not elect to defer any post-October and late year losses.

As of December 31, 2022, the Funds had the following capital loss carryforwards for federal income tax purposes available to offset future capital gains:

	Capital Loss Carryover
Fund	Short-Term	Long-Term	Year of Expiration
The Bitcoin Fund	$82,985	$-	Indefinitely

The Commodity Fund	$-	$-	Indefinitely

In accordance with GAAP, the Funds may record reclassifications in the capital accounts, if necessary. These reclassifications have no impact on the net asset value of the Funds and are designed generally to present total distributable earnings and paid-in capital on a tax basis, which is considered to be more informative to the shareholder. the following reclassifications were made as of December 31, 2022:

Fund	Total Distributable Earnings / (Accumulated Losses)	Paid-in Capital
The Bitcoin Fund	$27,666,457	$(27,666,457)

The Commodity Fund	$5,877	$(5,877)

The Funds’ reclassifications are primarily attributable to the net operating loss forfeiture, non-deductible expenses, and the Funds’ investment in their Subsidiaries.

There were no distributions paid by the Funds’ during the period ended June 30, 2023. There were no distributions paid by the Bitcoin Fund during the year ended December 31, 2022. During the period ended December 31, 2022, the Commodity Fund paid the following distributions:

Fund	Ordinary Income	Long Term Capital Gains	Return of Capital	Total
The Commodity Fund	$32,120	$-	$-	$32,120

8.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

9.	MARKET DISRUPTIONS AND GEOPOLITCAL EVENTS

Geopolitical and other events, such as war, terrorist attacks, natural disasters, epidemics, or pandemics could result in unplanned or significant securities market closures, volatility, or declines. Russia’s recent military invasion of Ukraine and the resulting broad-ranging economic sanctions imposed by the United States and other countries may continue to disrupt securities markets and adversely affect global economies and companies, thereby decreasing the value of the Funds’ investments. Additionally, sudden, or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, industries, or companies, which could reduce the value of the Funds’ investments.

IDX Funds	SEMI-ANNUAL REPORT

Notes to the Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2023

10.	SUBSEQUENT EVENTS

As of June 30, 2023, Management has evaluated the impact of all other subsequent events of the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

IDX Funds	SEMI-ANNUAL REPORT

Additional Information (Unaudited)

June 30, 2023

1.	PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-216-329-4271; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds vote proxies relating to portfolio securities during the most recent period ended December 31, 2022, is available without charge, upon request, by calling 1-216-329-4271; and on the Commission’s website at http://www.sec.gov.

2.	PORTFOLIO HOLDINGS

The Funds file its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Forms N-PORT will be available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-PORT may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

IDX Funds	SEMI-ANNUAL REPORT

Additional Information (Unaudited) (Continued)

June 30, 2023

IDX FUNDS

2201 E. Camelback Road

Suite 605

Phoenix, AZ 85016

INVESTMENT ADVISER

IDX Advisors, LLC

2201 E. Camelback Road

Suite 605

Phoenix, AZ 85016

ADMINISTRATOR

Gryphon Fund Group, LLC

3000 Auburn Drive

Suite 410

Beachwood, OH 44122

TRANSFER AGENT

Gryphon Fund Group, LLC

3000 Auburn Drive

Suite 410

Beachwood, OH 44122

DISTRIBUTOR

Foreside Fund Services, LLC

Three Canal Plaza

Suite 100

Portland, ME 04101

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, LTD

1350 Euclid Ave

8th Floor

Cleveland, OH 44115

LEGAL COUNSEL

FinTech Law, LLC

6224 Turpin Hills Dr.

Cincinnati, OH 45244

CUSTODIAN BANK

U.S Bank, N.A.

425 Walnut Street

Cincinnati, OH 45202

IDX Funds	SEMI-ANNUAL REPORT

Additional Information (Unaudited) (Continued)

June 30, 2023

Trustees and Officers December 31, 2022

The Trustees are responsible for the management and supervision of the Funds. The Trustees approve all significant agreements between the Trust, on behalf of the Funds, and those companies that furnish services to the Funds; review performance of the Funds; and oversee activities of the Funds. The Statement of Additional Information of the Trust includes additional information about the Funds’ Trustees and is available upon request, without charge, by calling 216-329-4271.

Following are the Trustees and Officers of the Trust, their year of birth and address, their present position with the Trust, and their principal occupation during the past five years. As described above under “Description of the Trust,” each of the Trustees of the Trust will generally hold office indefinitely. The Officers of the Trust will hold office indefinitely, except that: (1) any Officer may resign or retire and (2) any Officer may be removed at any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal. In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Adviser, are indicated in the table. The address of each trustee and officer is 3000 Auburn Drive, Suite 410 Beachwood, OH 44122.

Name and Year of Birth	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Independent Trustees
Kelley J. Brennan - 1942	Trustee	Since 2015	Retired; Partner, PricewaterhouseCoopers LLP (an accounting firm) (1981-2002).	Two	M3Sixty Funds Trust (2015 - 2021) (3 Funds)

Tobias Caldwell - 1967	Trustee	Since 2016	Managing Member, Genovese Family Enterprises, LLC (family office) (1999-present); Managing Member, PTL Real Estate LLC (real estate/investment firm) (2000-9/2019); Manager Member, Bear Properties, LLC (real estate firm) (2006-present).	Two	AlphaCentric Prime Meridian Income Fund (2018-present); Strategy Shares (2016-present) (3 funds); Mutual Fund & Variable Insurance Trust (2010- present) (13 funds); Mutual Fund Series Trust, comprised of 40 funds (2006-present); M3Sixty Funds Trust (2015- 2021) (3 Funds)

Nicolas Carmi – 1966	Trustee	Since 2021	Vice President, Institutional Markets at Circle Internet Financial, LLC (2022- present);Head of Financial Markets, BitGo Holdings (2019-present); Managing Director Global Head of FICC, Tower Research Capital, LLC (2015-2019)	Two	None

Name and Age Officers	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Christopher MacLaren - 1978	President	Since 2021	Managing Member of Gryphon Fund Group, LLC (2021-present); Managing Director of Fund Administration and Accounting, Winbridge Partners, LLC (2018- 2021); Member and Director of Fund Accounting and Fund Administration, FSM Fund Administration, LLC (2016-2018)	Two	N/A

Dennis Mason – 1967	Chief Compliance Officer	Since 2022	Senior Compliance Officer, Key Bridge Compliance, LLC (2021- present). Fund Compliance Officer, Apex Fund Services, (2013-2021).	N/A	N/A

IDX Funds	SEMI-ANNUAL REPORT

Additional Information (Unaudited) (Continued)

June 30, 2023

Gordon M. Jones - 1988	Treasurer	Since 2021	Member of Gryphon Fund Group, LLC (2021-Present); Director of Fund Administration and Tax, Winbridge Partners, LLC (2020- 2021); Senior Tax Manager, Cohen & Company, Ltd (2010-2020).	N/A	N/A

Bo J. Howell - 1981	Secretary	Since 2021	Managing Director, FinTech Law, LLC (2022-present); Partner, Strauss Troy Co., LPA (2020 – 2022); CEO of Joot (2018-present); Partner, Practus LLP (2018-2020); Partner, Strauss Troy Co., LPA (2020 - 2021) Director of Fund Administration, Ultimus Fund Solutions, LLC (2014-2018)	N/A	CCO Technology, LLC (d/b/a Joot) (since 2020)

Brandon Byrd - 1981	Anti-Money Laundering Officer	Since 2022	Member of Gryphon Fund Group, LLC (2022-Present); Director of Transfer Agency, 360 Funds Trust/M3Sixty Funds Trust, M3Sixty Administration, LLC (2001-2021).	N/A	N/A

Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust. Officers of the Trust and interested Trustees do receive compensation directly from certain service providers to the Trust. Each Trustee who is not an “interested person” receives an annual retainer of $12,000, payable in quarterly installments, plus a fee of either (1) $1,000 per fund for each board and committee meeting attended by the independent trustee or (2) $250 per fund for each telephonic board or committee meeting attended by the independent trustee which lasts less than one hour. The Trust will also reimburse each Trustee for travel and other expenses incurred in connection with, and/or related to, the performance of their obligations as a Trustee. Officers of the Trust will also be reimbursed for travel and other expenses relating to their attendance at Board meetings.

Name of Trustee[1]	Aggregate Compensation From the Fund[2]	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From all Series of the IDX Funds Paid to Trustees[2]
	Independent Trustees
Kelley Brennan	$20,000	None	None	$20,000
Nicolas Carmi	20,000	None	None	20,000
Tobias Caldwell	20,000	None	None	20,000
		Officer
Christopher MacLaren	None	Not Applicable	Not Applicable	None

[1]	Each of the Trustees serves as a Trustee to each series of the Trust.

[2]	Figures are for the period ended December 31, 2022.

Please note that additional information about the trustees is included in the Statement of Additional Information.

IDX Funds	SEMI-ANNUAL REPORT

Expense Example (Unaudited)

June 30, 2023

As a shareholder, you incur two types of costs: (1) transaction costs, including sales loads; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023, through June 30, 2023.

Actual Expenses

The “Actual” columns in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The “Hypothetical” columns in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales loads, or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Actual	Hypothetical
	Fund's Annualized Expense Ratio	Beginning Account Value 1/1/2023	Ending Account Value 6/30/2023	Expenses Paid During Period*	Ending Account Value 6/30/2023	Expenses Paid During Period*
Investor Class:
The Bitcoin Fund	N/A	$ 1,000.00	N/A	N/A	N/A	N/A
The Commodity Fund	N/A	$ 1,000.00	N/A	N/A	N/A	N/A
Institutional Class:
The Bitcoin Fund	3.81%	$ 1,000.00	$ 972.62	$ 18.38	$ 1,005.90	$ 18.95
The Commodity Fund	1.94%	$ 1,000.00	$ 988.95	$ 9.51	$ 1,015.17	$ 9.69

*	Expenses Paid During Period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days and divided by 365 (to reflect the number of days in the six-month period ending June 30, 2023).

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULES OF INVESTMENTS

Included in Semi-Annual Report to shareholders filed under Item 1 of this Form N-CSRS.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT
INVESTMENT COMPANIES.

Not applicable as the Funds are open-end management investment companies.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable as the Funds are open-end management investment companies.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND
AFFILIATED PURCHASERS.

Not applicable as the Funds are open-end management investment companies.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of
1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT
COMPANIES.

Not applicable as the Funds are open-end management investment companies.

ITEM 13.	EXHIBITS

(1)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IDX Funds

/s/ Christopher MacLaren
By Christopher MacLaren
Principal Executive Officer
Date: August 29, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Christopher MacLaren
By Christopher MacLaren
Principal Executive Officer
Date: August 29, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Gordon M. Jones
By Gordon M. Jones
Treasurer and Principal Financial Officer
Date: August 29, 2023